SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash held in banks	$ 22,729,212	$ 1,839,871
Guaranteed investment certificates	346,501	142,545
Cash and Cash Equivalents	$ 23,075,713	$ 1,982,416